Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Minimum future commitments by calendar year under noncancelable operating leases having an initial or remaining term in excess of one year:
2013	$ 4,127,000
2014	3,242,000
2015	2,565,000
2016	1,059,000
2017	223,000
Total	11,216,000
Rental expense
Rental expense	$ 5,300,000	$ 6,900,000